Prepayment and other current assets (Tables)	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of prepayment and other current assets	Prepayment and other current assets consist of the following:
	As of December 31,
	2022	2021
Prepayments	$167,677	$3,796,033
Deposit	86,102	38,552
Total	$253,779	$3,834,585